Revenue (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Revenue Disaggregation
For the three- and nine-month periods ended September 30, 2025, revenue disaggregation is presented in accordance with the operating segments presentation in accordance with PEMEX's new organizational structure under the New Organic Statute (see Note 6):
A.    Revenue disaggregation

For the nine-month period ended September 30,	Exploration and Extraction		Industrial Processes	Energy Transformation	DPRLP	Trading Companies	Other Operating Subsidiary Companies	Total
Geographical market
2025
United States	Ps.	95,137,891	—	—	129,286,909	96,189,858	2,082,041	Ps.	322,696,699
Other	29,172,888		—	—	—	13,168,440	187,311	42,528,639
Europe	52,375,641		—	—	—	11,598,128	—	63,973,769
Local	88,014		388,757,996	56,869,160	—	273,477,235	17,699,555	736,891,960
Total	Ps.	176,774,434	388,757,996	56,869,160	129,286,909	394,433,661	19,968,907	Ps.	1,166,091,067
Major products and services
2025
Crude oil	Ps.	176,686,419	—	—	—	10,423,831	—	Ps.	187,110,250
Gas	87,568		—	52,024,020	4,153,830	24,157,469	—	80,422,887
Refined petroleum products	—		388,670,839	4,845,140	30,719,519	357,921,926	—	782,157,424
Other	—		—	—	94,413,560	776,707	19,352,708	114,542,975
Services	447		87,157	—	—	1,153,728	616,199	1,857,531
Total	Ps.	176,774,434	388,757,996	56,869,160	129,286,909	394,433,661	19,968,907	Ps.	1,166,091,067
Timing of revenue recognition
2025
Products transferred at a point in time	Ps.	176,773,987	388,670,839	4,845,140	129,286,909	393,279,933	19,352,708	1,112,209,516
Products and services transferred over the time	447		87,157	52,024,020	—	1,153,728	616,199	53,881,551
Total	Ps.	176,774,434	388,757,996	56,869,160	129,286,909	394,433,661	19,968,907	1,166,091,067

For the three-month period ended September 30,	Exploration and Extraction		Industrial Processes	Energy Transformation	DPRLP	Trading Companies	Other Segments supporting operations	Total
Geographical market
2025
United States	Ps.	26,880,872	—	—	42,513,611	36,924,083	999,997	Ps.	107,318,563
Other	9,232,235		—	—	—	3,408,823	66,749	12,707,807
Europe	14,630,231		—	—	—	(655,759)	—	13,974,472
Local	13,541		131,977,180	13,850,924	—	94,071,557	4,966,498	244,879,700
Total	Ps.	50,756,879	131,977,180	13,850,924	42,513,611	133,748,704	6,033,244	Ps.	378,880,542
Major products and services
2025
Crude oil	Ps.	50,743,336	—	—	—	3,888,416	—	Ps.	54,631,752
Gas	21,441		—	15,328,156	1,411,517	7,370,231	—	24,131,345
Refined petroleum products	—		134,749,829	4,845,140	9,116,917	121,325,685	—	270,037,571
Other	—		(2,807,997)	(6,318,656)	31,985,177	768,486	5,683,612	29,310,622
Services	(7,898)		35,348	(3,716)	—	395,886	349,632	769,252
Total	Ps.	50,756,879	131,977,180	13,850,924	42,513,611	133,748,704	6,033,244	Ps.	378,880,542
Timing of revenue recognition
2025
Products transferred at a point in time	Ps.	50,764,777	131,890,023	(23,687,167)	42,513,611	133,352,818	5,425,341	Ps.	340,259,403
Products and services transferred over the time	(7,898)		87,157	37,538,091	—	395,886	607,903	38,621,139
Total	Ps.	50,756,879	131,977,180	13,850,924	42,513,611	133,748,704	6,033,244	Ps.	378,880,542
For the three- and nine-month periods ended September 30, 2024, revenue disaggregation is presented in accordance to the operating segments presentation as they existed prior to the enactment of the Petróleos Mexicanos Law and the New Organic Statute (see Note 6).

For the nine-month period ended September 30,	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Total
Geographical market
2024
United States	Ps.	139,674,319	—	—	123,771,235	94,965,542	—	1,662,811	Ps.	360,073,907
Other	54,925,706		—	—	—	21,446,430	—	395,603	76,767,739
Europe	53,229,739		—	—	—	12,829,325	—	—	66,059,064
Local	109,946		482,599,661	296,360	—	241,144,092	584	14,497,091	738,647,734
Total	Ps.	247,939,710	482,599,661	296,360	123,771,235	370,385,389	584	16,555,505	Ps.	1,241,548,444
Major products and services
2024
Crude oil	Ps.	247,829,764	—	—	—	10,672,199	—	—	Ps.	258,501,963
Gas	89,860		43,432,462	—	2,726,979	12,909,132	—	—	59,158,433
Refined petroleum products	—		427,053,488	—	658,943	256,750,284	—	—	684,462,715
Other	—		11,895,093	—	120,384,965	88,639,583	—	16,530,921	237,450,562
Services	20,086		218,618	296,360	348	1,414,191	584	24,584	1,974,771
Total	Ps.	247,939,710	482,599,661	296,360	123,771,235	370,385,389	584	16,555,505	Ps.	1,241,548,444
Timing of revenue recognition
2024
Products transferred at a point in time	Ps.	247,919,624	469,151,890	296,360	123,770,887	368,971,198	—	16,530,921	Ps.	1,226,640,880
Products and services transferred over the time	20,086		13,447,771	—	348	1,414,191	584	24,584	14,907,564
Total	Ps.	247,939,710	482,599,661	296,360	123,771,235	370,385,389	584	16,555,505	Ps.	1,241,548,444

For the three-month period ended September 30,	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Total
Geographical market
2024
United States	Ps.	42,917,676	—	—	48,039,538	29,316,075	—	851,202	Ps.	121,124,491
Other	18,900,083		—	—	—	8,354,394	—	172,760	27,427,237
Europe	18,430,447		—	—	—	3,680,025	—	—	22,110,472
Local	37,118		161,102,451	48,725	—	90,676,849	145	3,594,511	255,459,799
Total	Ps.	80,285,324	161,102,451	48,725	48,039,538	132,027,343	145	4,618,473	Ps.	426,121,999
Major products and services
2024
Crude oil	Ps.	80,248,205	—	—	—	5,206,475	—	—	Ps.	85,454,680
Gas	30,231		15,927,735	—	2,726,979	4,043,691	—	—	22,728,636
Refined petroleum products	—		142,519,341	—	(52,688,433)	35,823,328	—	—	125,654,236
Other	—		2,613,426	—	98,000,833	86,449,462	—	4,608,092	191,671,813
Services	6,888		41,949	48,725	159	504,387	145	10,381	612,634
Total	Ps.	80,285,324	161,102,451	48,725	48,039,538	132,027,343	145	4,618,473	Ps.	426,121,999
Timing of revenue recognition
2024
Products transferred at a point in time	Ps.	80,278,436	155,114,982	48,725	48,039,379	131,522,956	—	4,608,092	Ps.	419,612,570
Products and services transferred over the time	6,888		5,987,469	—	159	504,387	145	10,381	6,509,429
Total	Ps.	80,285,324	161,102,451	48,725	48,039,538	132,027,343	145	4,618,473	Ps.	426,121,999

Schedule of Nature and Timing of Satisfaction of Performance Obligation
The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms and the related revenue.

Products / services	Nature, performance obligations	Timing of revenue recognition
Crude oil sales
Export sales of crude oil are based on delivery terms established in contracts or orders. All sales are performed by the Free on Board International commercial term (“FOB” Incoterm).
Crude oil sale contracts consider possible customers’ claims due to product quality, volume or delays in boarding, which are estimated in the price of the transaction. For orders that have variations in price, revenue is adjusted on the closing date of each period. The subsequent variations in the fair value at the different reporting dates are recognized according to IFRS 9.
The price of the product is determined based on a market components formula and the sale of crude oil.

Revenue is recognized at a point in time when control of the crude oil has transferred to the customer, which occurs when the product is delivered at the point of shipping. Invoices are generated at that time and are mostly payable within the deadlines established in contracts or orders. Payments in respect of crude oil sold and delivered shall be made within 30 days after the date of the bill of lading therefor.
For international market crude oil sales, revenue is recognized with a provisional price, which undergoes subsequent adjustments until the product has arrived at the port of destination. There may be a period of up to two months in determining the final sale price, such as in the case of sales to some regions.
Revenue is measured initially estimating variables such as quality and volume claims, delays in boarding, etc.

Sale of petroleum products
For all petroleum products, there is only one performance obligation that includes transport and handling services to the point of delivery.
The price is determined based on the price at the point of delivery, adding the price of the services rendered (freight, handling of jet fuel, etc.) with the provisions and terms established by the Comisión Reguladora de Energía (Energy Regulatory Commission or “CRE”).

Revenue is recognized at a point in time when control is transferred to the customer, which occurs either at the point of shipping or when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue is initially measured by estimating variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

Products / services	Nature, performance obligations	Timing of revenue recognition
Sales of natural gas
There is only one performance obligation that includes transport and handling services to the point of delivery.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction. Such variable consideration is recognized to the extent that it is probable that it will not be reversed in a future period.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue initially is measured estimating variables as quality and volume claims, etc. Invoices are usually payable within 30 days.

Services
In cases where within the same service order there are transportation and storage services, there could exist more than one performance obligation, depending on the term of the service.

When there is a performance obligation, the price is not distributed, but if it is considered that there is more than one performance obligation, the price of the transaction is considered based on the prices established in the service orders and which also include penalties such as quality and volume claims.
Income is recognized over time as the service is rendered. Invoices are usually payable within 22 days.

Other products
There is only one performance obligation that includes transportation for delivery to destination.
The sale and delivery of the product are made at the same time and because they are FOB, transportation fees are included in the price of sale of the product.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction.
The price of the product is estimated on the date of sale and considers variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.